Prospectus Supplement

February 7, 2011

The Universal Institutional Funds, Inc.

Supplement dated February 7, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 30, 2010 of:

Emerging Markets Equity Portfolio (Class I)

Effective immediately, Scott Piper will no longer serve as a portfolio manager for the Emerging Markets Equity Portfolio (the "Portfolio"). Accordingly, effective immediately, all references to Mr. Piper will be removed from the Portfolio's prospectus.

Please retain this supplement for future reference.

Prospectus Supplement

February 7, 2011

The Universal Institutional Funds, Inc.

Supplement dated February 7, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 30, 2010 of:

Emerging Markets Equity Portfolio (Class II)

Effective immediately, Scott Piper will no longer serve as a portfolio manager for the Emerging Markets Equity Portfolio (the "Portfolio"). Accordingly, effective immediately, all references to Mr. Piper will be removed from the Portfolio's prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

February 7, 2011

The Universal Institutional Funds, Inc.

Supplement dated February 7, 2011 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 30, 2010 of:

Emerging Markets Equity Portfolio

Effective immediately, Scott Piper will no longer serve as a portfolio manager for the Emerging Markets Equity Portfolio (the "Portfolio"). Accordingly, effective immediately, all references to Mr. Piper will be removed from the Portfolio's statement of additional information.

Please retain this supplement for future reference.